LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	62,339
2020	28,424
2021	8,208
2022	—
2023	—
Thereafter	—
98,971
The future minimum operating lease expense payments under our non-cancelable operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

Schedule of Charter Hire Expense Under Operating Leases
During 2018, 2017 and 2016, the charter hire expense under operating leases, net of amortization of unfavorable time charter contracts-in were as follows:

(in thousands of $)	2018	2017	2016
Charter hire expenses, operating leases	93,384	71,345	54,365
Amortization of unfavorable time charter contracts-in	(672)	(672)	(674)
Charter hire expenses	92,712	70,673	53,691